Other Income (Expense), Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense)

Other income (expense), net is comprised of the following:

	Nine Months Ended
	September 30,
	2019	2020
Foreign exchange gain (loss) (1)	$(14,053)	$8,567
Other income (expense), net (2)	—	(1,811)
Total other income (expense), net	$(14,053)	$6,756
(1)

Foreign exchange gain (loss) is primarily attributable to foreign currency translation derived primarily from U.S. Dollar denominated cash and cash equivalents, account receivables, and intercompany balances held by foreign subsidiaries. Intercompany finance transactions denominated in U.S. Dollars resulted in unrealized foreign currency translation gains (losses) of $(13,982) and $10,519 for the nine months ended September 30, 2019 and 2020, respectively.

(2)

Other income (expense), net includes a loss from the change in fair value of the Company’s interest rate swap of $3,365, partially offset by a gain from the change in fair value of acquisition contingent consideration of $1,340 for the nine months ended September 30, 2020. (see Note 17).

Other income (expense), net is comprised of the following:

	Year Ended December 31,
	2018	2019
Foreign exchange loss(1)	$(418)	$(5,591)
Other income (expense), net(2)	654	34
Total other income (expense), net	$236	$(5,557)
(1)

Foreign exchange loss is primarily attributable to foreign currency translation losses derived primarily from U.S. Dollar denominated cash and cash equivalents, account receivables, and intercompany balances held by foreign subsidiaries. For the year ended December 31, 2018, the foreign exchange loss includes a loss of $487 relating to the remeasurement of a derivative instrument (see Note 16). In October 2018, the Company had intercompany sales of certain intangible operating assets between foreign subsidiaries, which resulted in significant U.S. dollar denominated finance transactions and balances between certain of its foreign subsidiaries. For the year ended December 31, 2019, such finance transactions resulted in unrealized foreign currency translation losses of $5,270.

(2)	For the year ended December 31, 2018, other income (expense), net includes a gain of $707 relating to insurance proceeds received in excess of the net book value of the replaced assets.